[EVERSHEDS SUTHERLAND (US) LLP]

THOMAS E. BISSET

Direct Line: (202) 383-0118

Internet:  thomasbisset@eversheds-sutherland.com

February 26, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Farm Bureau Life Insurance Company and Farm Bureau Life Variable Account (File No. 333-87766)

Commissioners:

On behalf of Farm Bureau Life Insurance Company (the “Company”) and Farm Bureau Life Variable Account (the “Account”), we have attached for filing Post-Effective Amendment No. 25 (the “Amendment”) to the Account’s Registration Statement on Form N-6 for certain flexible premium variable life insurance policies.

The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 primarily for the purpose of including in the Registration Statement revisions reflected in the Prospectus, Statement of Additional Information and Part C pursuant to the requirements of amended Form N-6.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0118.

Sincerely,

/s/ Thomas E. Bisset

Thomas E. Bisset

Attachment

cc:	Ms. Angel Crow Ms. Shawna Pope Mr. Timothy Graves